Supplemental Oil and gas Reserve Information (Unaudited) (Cost Incurred in Property Acquisition, Exploration and Development Activities) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition of properties	$ 124,028	$ 0
Exploration costs	0	0
Development costs	7,484,419	10,247,539
Net capitalized costs	$ 7,608,447	$ 10,247,539